WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE GLOBAL ALLOCATION FUND	March 31, 2021 (Unaudited)
SCHEDULE OF INVESTMENTS

	Shares	Value
AFFILIATED REGISTERED INVESTMENT COMPANIES - 85.1%
Wilshire Income Opportunities Fund - Institutional Class	11,541,915	$117,727,535
Wilshire International Equity Fund - Institutional Class	11,504,295	148,290,364
Wilshire Large Company Growth Portfolio - Institutional Class	1,633,655	83,741,176
Wilshire Large Company Value Portfolio - Institutional Class	4,734,088	102,114,274
Wilshire Small Company Growth Portfolio - Institutional Class	239,250	8,725,436
Wilshire Small Company Value Portfolio - Institutional Class	354,913	9,483,285
Total Affiliated Registered Investment Companies (Cost $403,536,360)		470,082,070

OTHER OPEN-END FUNDS 14.7%
Fidelity Emerging Markets Index Fund - Institutional Premium Class	946,143	12,394,469
Fidelity Salem Street Trust US Bond Index Fund - Institutional Premium Class	1,302,312	15,575,650
Vanguard Total International Bond Index Fund - Institiutional Shares	1,555,442	53,211,662
Total Other Open-End Fund (Cost $81,938,252)		81,181,781

COMMON STOCKS - 0.0% (a)
BGP Holdings Ltd. (b)(c)(d)	3,758	-
Total COMMON STOCKS (Cost $–)		-

Total Investments at Value - 99.8% (Cost $485,474,612)		551,263,851
Other Assets in Excess of Liabilities - 0.2%		1,112,648
Net Assets - 100.0%		$552,376,499

Percentages are stated as a percent of net assets.

(a)	Percentage rounds to less than 0.1%.
(b)	Non-income producing security.
(c)	Illiquid security. The total value of such securities is $0 as of March 31, 2021, representing 0.0% of net assets.
(d)
Level 3 security. Security has been valued at fair value in accordance with procedures adopted by and under the general supervision of the Board of Trustees. The total value of such securities is $0 as of March 31, 2021, representing 0.0% of net assets.

The Accompanying Footnotes are an Integral Part of this Schedule of Investments.

WILSHIRE GLOBAL ALLOCATION FUND
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

1. Securities Valuation

A security listed or traded on a domestic exchange is valued at its last sales price on the exchange where it is principally traded. In the absence of a current quotation, the security is valued at the mean between the last bid and asked prices on the exchange. Securities traded on National Association of Securities Dealers Automatic Quotation (“NASDAQ”) System are valued at the NASDAQ official closing price. If there is no NASDAQ official closing price available, the most recent bid quotation is used. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price, and if there are no such sales, the most recent bid quotation is used. Investments representing shares of other open-end investment companies, are valued at their net asset value (“NAV”) as reported by such companies. Values of debt securities are generally reported at the last sales price if the security is actively traded. If a debt security is not actively traded, it is typically valued by an independent pricing agent which employs methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. The independent pricing agent often utilizes proprietary models that are subjective and require the use of judgment and the application of various assumptions including, but not limited to, interest rates, repayment speeds, and default rate assumptions. Debt securities that have a remaining maturity of 60 days or less are valued at prices supplied by the Fund’s pricing agent for such securities, if available, and otherwise are valued at amortized cost if the Adviser’s Pricing Committee concludes it approximates fair value. When market quotations are not readily available, securities are valued according to procedures adopted by the Board of Trustees (the “Board”) or are valued at fair value as determined in good faith by the Adviser’s Pricing Committee, whose members include at least two representatives of the Adviser, one of whom is an officer of the Trust, or the Trust’s Valuation Committee which is composed of Trustees of the Trust. Securities whose market value using the procedures outlined above do not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Adviser’s Pricing Committee or the Valuation Committee in accordance with the Trust’s valuation procedures. The value of fair valued securities may be different from the last sale price (or the mean between the last bid and asked prices), and there is no guarantee that a fair valued security will be sold at the price at which the Fund is carrying the security. Investments in open-end registered investment companies are valued at the end of day NAV per share as reported by the underlying funds.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

● Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;
● Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
● Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. During the period ended March 31, 2021, there have been no significant changes to the Portfolio’s fair value methodologies.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2021:

Wilshire Global Allocation Fund	Level 1	Level 2	Level 3		Total
Affiliated Registered Investment Companies	$470,082,070	$-	$-		$470,082,070
Other Open-End Funds	81,181,781	-	-		81,181,781
Common Stock	-	-	-	*	-
Total	$551,263,851	$-	$-		$551,263,851

* Includes securities that have been fair valued at $0.

The Fund held a common stock that was measured at fair value on a recurring basis using significant unobservable inputs (Level 3) totaling $0. A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments, is only presented when the Fund has over 1% of Level 3 investments.

2. Affiliated Investments
Information regarding the Fund’s investments in the Affiliated Funds during the period ended March 31, 2021 is provided in the table below:

Fund	Value as of December 31, 2020	Purchases	Proceeds from Sales	Realized Gain	Change in Unrealized Appreciation (Depreciation)	Value as of March 31, 2021	Income Distribution	Capital Gain Distributions

Wilshire Income Opportunities Fund -
Institutional Class	$130,699,455	$975,330	$(12,494,802)	$451,628	$(1,904,076)	$117,727,535	$1,055,016	$-
Wilshire International Equity Fund -
Institutional Class	153,430,673	43,163	(13,647,484)	3,409,916	5,054,096	148,290,364	-	-
Wilshire Large Company Growth Portfolio -
Institutional Class	86,864,850	23,069	(5,026,847)	1,153,572	726,532	83,741,176	-	-
Wilshire Large Company Value Portfolio -
Institutional Class	96,582,504	26,047	(4,244,279)	383,640	9,366,362	102,114,274	-	-
Wilshire Small Company Growth Portfolio -
Institutional Class	12,640,374	2,232	(4,770,780)	997,235	(143,625)	8,725,436	-	-
Wilshire Small Company Value Portfolio -
Institutional Class	11,639,314	2,233	(4,190,780)	28,608	2,003,910	9,483,285	-	-
	$491,857,170	$1,072,074	$(44,374,972)	$6,424,599	$15,103,199	$470,082,070	$1,055,016	$-

The Fund currently seeks to achieve its investment objective by investing a portion of its assets in Wilshire International Equity Fund, Wilshire Income Opportunities Fund, Wilshire Large Company Growth Portfolio, Wilshire Large Company Value Portfolio, Wilshire Small Company Growth Portfolio, and Wilshire Small Company Value Portfolio (the “Wilshire Funds”), registered open-end management investment companies and Affiliated Funds. The Fund may redeem its investments from the Wilshire Funds at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund may be directly affected by the performance of the Wilshire Funds. As of March 31, 2021, the percentage of net assets invested in the Wilshire Funds was 85.1%. The Wilshire International Equity Fund’s percentage of its net assets was 26.8% as of March 31, 2021. The latest shareholder report for the Wilshire Funds can be found at www.sec.gov.